Consolidated Statements of Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on unrecognized actuarial loss	$ 8	$ (125)	$ (54)